Identified Intangible Assets - Summary of Identified Intangible Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		$ 9,512	$ 9,978
Accumulated amortization		(2,169)	(1,188)	$ (1,293)
In-Process Research and Development [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	1,380	2,016
Accumulated amortization	[1]	0	0
Marketing-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		81	119
Accumulated amortization		(18)	(18)
Customer-related [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		1,146	1,287
Accumulated amortization		(322)	(224)
Technology-Based Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		6,790	6,410
Accumulated amortization		(1,739)	(841)
Other Intangible Assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		9,397	9,832
Accumulated amortization		(2,079)	(1,083)	(1,207)
Software [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Gross carrying amount		115	146
Accumulated amortization		$ (90)	$ (105)	$ (86)

[1]	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.